SUPPLEMENTAL INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
DAC	$ 329	$ 185	$ 0
Reserves for unpaid claims and claim adjustment expenses	6,829	1,366	0
Amount of discount in reserves for unpaid claims and claim adjustment expenses	21	0	0
Unearned premiums	2,161	1,190	0
Earned premiums	2,155	1,109	0
Net investment income	116	47	0
Current year	1,610	782	0
Prior years	(51)	(25)	0
Amortization of DAC	483	270	0
Paid claims and claim adjustment expenses	1,497	708	0
Gross premiums written	$ 2,420	$ 1,224	$ 0